CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Contingent Liabilities
SCHEDULE OF CONTINGENT LIABILITIES

Contingent liabilities as of December 31, 2023 and December 31, 2022 consist of the following:

	As of December 31, 2023	As of December 31, 2022
Options	$1,690,000	24,041,198
Contingent consideration	2,024,000	12,447,396
	$3,714,000	36,488,594

SCHEDULE OF DERIVATIVE LIABILITIES OPTIONS EXPLANATORY
	Opening	Adjustments	Closing Value
PIN	$22,350,000	$(22,350,000)	$-
ESQ	1,691,198	(1,198)	1,690,000
	$24,041,198	$(22,351,198)	$1,690,000

SCHEDULE OF CONTINGENT CONSIDERATION EXPLANATORY

	Opening	Adjustments	Closing Value
RF	$10,380,396	$(8,356,396)	$2,024,000
UAV	1,208,000	(1,208,000)	-
PIN	859,000	(859,000)	-
	$12,447,396	$(10,423,396)	$2,024,000

Contingent Consideration as of December 31, 2022

	Acquisition Value	Adjustments	Closing Value
RF	$10,380,396	$-	$10,380,396
UAV	1,017,000	191,000	1,208,000
PIN	701,000	158,000	859,000
	$12,098,396	$349,000	$12,447,396